Debentures (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands			4 Months Ended	9 Months Ended	12 Months Ended
	Oct. 07, 2020 USD ($) $ / shares shares	Sep. 29, 2020	Jun. 30, 2020	Sep. 30, 2020 USD ($)	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CAD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Amendment terms of debenture effective date					July 1, 2020	July 1, 2020
Weighted average coupon interest rate				14.00%	7.00%	7.00%
Percentage of principal balance with maturity extended					50.00%	50.00%
Annual interest payable		12.00%
Quarterly interest payable		3.00%
Annual interest received					8.00%	8.00%
Quarterly interest received					2.00%	2.00%
Unpaid interest settlement percentage			10.00%
Number of shares issued | shares	4,479,392,000
Exercise price per warrant | $ / shares	$ 2.03
Warrants exercised to common shares | shares					990,427,000	990,427,000
Cash proceeds for issuance of common shares						$ 2,011
Financial liability	$ 3,500			$ 3,500
Shares issued – convertible debentures (Note 14), Amount	3,508				$ 4,983		$ 1,549
Debt carrying amount				47,264
Financial liabilities, at fair value				$ 42,231
Difference between fair value and carrying value of debt	1,533
Reduction in interest expense	767
Gain on debenture	$ 765
Transaction costs					$ 414	$ 169	$ 625
Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unpaid interest period			Mar. 01, 2020
Interest rates					10.00%	10.00%
Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unpaid interest period			Jun. 30, 2020
Interest rates			18.00%				18.00%
Tranche One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Extended maturity date of debentures					Jan. 31, 2023	Jan. 31, 2023
Tranche Two [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Extended maturity date of debentures					Jan. 31, 2024	Jan. 31, 2024